UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period:9/30/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SANTA BARBARA GROUP

OF MUTUAL FUNDS

THE BENDER GROWTH FUND

THE MONTECITO FUND

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2004

The Bender Growth Fund

Dear Shareholder,

A commonly held theory in the field of psychology is that most individuals tend to give up after experiencing a negative occurrence three separate times.  This tendency to surrender is further magnified if one has had a similar negative occurrence in the recent past.  The performance of the US equity markets this year fits this theory perfectly.  The equity markets have experienced three separate corrections this year, and in viewing the psychological market indicators, investors are ready to throw in the towel.  Despite an outstanding year for growth stocks in 2003, the damage done by the bear market of 2000-2002 is still fresh in everyone’s mind.  Investors are much more likely to point out any negatives than positives that arise.  This is exactly the type of environment that leads many people to make investment mistakes.

Let’s examine some of the most widely held fears among investors.  First, the perception that the economy’s rate of GDP growth will continue to decline.  These fears seem to be perpetuated by the fact that the yield on the ten-year Treasury bond has declined to around 4.00%.   Some argue that this, along with moderate job creation reflects or presages economic weakness.  We disagree with this interpretation.   In the past year and a half ten-year Treasury bonds have sent misleading indications on two other occasions: in April-June 2003, and December 2003-March 2004.  Each of these periods preceded strong economic growth and a decline in the unemployment rate.  We feel that this will be the case once again.  The most recent employment reports showed further improvement in labor market conditions.  The unemployment rate fell to 5.4%, a level that was once considered “full” employment, and average hourly earnings growth accelerated.

We continue to believe the current economic expansion is durable and that it is possible the economy will experience stronger growth in the second half of the year than the first.  Besides improving employment, the yield curve remains very steep, short-term interest rates are still in an accommodating position, and corporate profits are the best they have been in years.  In addition many companies are carrying very high cash balances and are looking to put this cash to work.  Despite the bright overall economic backdrop, concerns persist.

Chief among these concerns remains the price of oil.  While $50 oil certainly doesn’t help the economy, it is important to keep the price level in perspective relative to history.  The best way to examine the effect oil might have on the economy is to look at oil demand as a percentage of overall GDP.  While the current level of approximately 2.75% of GDP is higher than it has been in years, it is not even close to the approximately 9% level of GDP it reached in the late 1970’s.  If oil prices were to remain at their current level throughout the balance of the year, it would impact nominal GDP by approximately 0.6%.  As long as monetary policy remains accommodating, the current price of oil should not be enough to disrupt economic growth.

The last concern we would like to touch on is valuation.  Many investors are concerned that the market is simply “fully valued” and will have a difficult time making any further headway.  In addressing valuation we use a model that relates the current level of long-term interest rates to the outlook for corporate earnings.  At the current yield of 4.17% for the ten-year Treasury bond, and the projected forward earnings of the Dow Jones Industrial Average of 672.385, the model implies that the Dow is undervalued by approximately 57%.  While this measurement of valuation changes with fluctuations in the ten-year treasury yield, the implication is that once current fears begin to subside, the environment for growth stocks could be quite dynamic.

Sincerely,

Robert L. Bender

Reed G. Bender

The Montecito Fund

Dear Fellow Shareholders,

We have managed your Montecito Fund over the past year using our proprietary investment methodology - SWAAT (Strategic Wave Asset Allocation Theory).  The basic premise of SWAAT is to invest shareholder funds in asset classes that are in favor while avoiding out-of-favor asset classes.  While there is always improvement to be had, SWAAT has been tested over long periods of time and has tested positively.  Last year, as we took over investment management duties of the fund, we invested monies in the small capitalization growth sector and moved to small capitalization value stocks at the beginning of this calendar year.  Currently, we are using a blend of small capitalization value stocks with large, high yielding dividend stocks.

For the past year, your Montecito Fund gained 7.62% and lost 1.70% during the past six months.  Taking into account our maximum sales charge of 5.75%, our returns were 1.45% and –7.35% over the same time period.  As a comparison, the Standard & Poor’s 500 gained 13.86% over the past year and lost 0.17% over the past six months.

Our top ten holdings include Simpson Manufacturing, Covance, Precision Drilling Corporation, Florida Rock Industries, Winnebago Industries, Erie Indemnity Company, Dionex Corporation, Woodward Governor Company, Goldcorp, Incorporated and iShares Russell 2000 Value.  Each of these holdings is representative of our current allocation mix of either small capitalization value stocks or large, high yielding dividend stocks.

With SWAAT, there is a strict buy and sell discipline.  We will only own asset classes that are in favor.  We will not own out-of-favor asset classes and wait for them to come back into favor.  Preferably, we would own one asset class and stay with it.  However, asset classes come in and out of favor and SWAAT acts accordingly.

We appreciate your thoughts on ways to improve our business.  Please call us at (626) 844-1441 with any thoughts.

Thank you for your business!

John P. Odell

Steven W. Arnold

The Santa Barbara Group of Mutual Funds

The Bender Growth Fund

PORTFOLIO HOLDINGS BY INDUSTRY                                                                                                                                                                                      September 30, 2004

Portfolio holdings by industry percentages are based on total net assets as of September 30, 2004.

Performance Summary – For Periods Ended September 30, 2004

                                      5 Years          Annualized

6 Months*     1 Year       Annualized   Since Inception**

The Bender Growth Fund:

Class A Shares:

Without Sales Charges

(11.71)%          0.39%            0.63%

13.78%

With Sales Charges (1)

(16.79)%         (5.38)%         (0.55)%

12.66%

Class C Shares:

Without Sales Charges

(12.22)%         (0.78)%         (0.61)%

10.22%

With Sales Charges (2)

(13.09)%         (1.77)%         (0.61)%

10.22%

Class Y Shares

(11.77)%          0.27%            0.37%

11.29%

S&P 500 Index

  (0.18)%        13.87%

       (1.31)%

  6.81%

(1) Adjusted for initial maximum sales charge of 5.75%.

(2) Adjusted for contingent deferred sales charge of 1% for redemptions on shares occurring within one year of purchase.

  *  Not annualized

**  Class C and Class Y commenced operations on December 10, 1996. Class A commenced operations on October 1,
     1998.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.

The Santa Barbara Group of Mutual Funds

The Montecito Fund

PORTFOLIO HOLDINGS BY INDUSTRY                                                                                                                                                                                      September 30, 2004

Portfolio holdings by industry percentages are based on total net assets as of September 30, 2004.

Performance Summary – For Periods Ended September 30, 2004

     Since Inception

                                                                                6 Months*      1 Year       Annualized**

The Montecito Fund:

Without Sales Charges

(1.70)%         7.62%

(0.05)%

       With Sales Charges (1)

(7.35)%         1.45%

    (2.41)%

S&P 500 Index

(0.18)%       13.87%

     2.22%

(1) Adjusted for initial maximum sales charge of 5.75%.

 *   Not Annualized

**  The Montecito Fund commenced operations on April 15, 2002

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.

FUND EXPENSES (Unaudited)                                                                                                                                                                                                                                        September 30, 2004

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/31/04)	Ending Account Value (9/30/04)	Expense Ratio (Annualized)	Expenses Paid During the Period* (3/31/04 to 9/30/04)
Bender Growth Fund
Actual:
Class A	$1,000	$882.91	1.85%	$8.73
Class Y	1,000	882.31	1.98%	9.34
Class C	1,000	877.85	3.02%	14.22
Hypothetical (5% return before expenses):
Class A	$1,000	$1,015.79	1.85%	$9.35
Class Y	1,000	1,015.14	1.98%	10.00
Class C	1,000	1,009.93	3.02%	15.22

FUND EXPENSES (Unaudited) (Continued)                                                                                                                                                                                                                 September 30, 2004

	Beginning Account Value (3/31/04)	Ending Account Value (9/30/04)	Expense Ratio (Annualized)	Expenses Paid During the Period* (3/31/04 to 9/30/04)
Montecito Fund
Actual	$1,000	$983.02	1.19%	$5.92
Hypothetical (5% return before expenses)	1,000	1,019.10	1.19%	6.02

   *Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)		September 30, 2004

		Market
Security	Shares	Value
COMMON STOCK - 99.44%
Commercial Services - 2.53%
Paychex, Inc.	27,220	$ 820,683

Communications - 12.69%
Broadcom Corp., Class A Shares*	40,000	1,091,600
Cisco Systems, Inc.*	74,408	1,346,785
QUALCOMM, Inc.	43,200	1,686,528
		4,124,913
Computer Services - 18.17%
Check Point Software Technologies Ltd.*	69,240	1,175,003
Cognizant Technology Solutions Corp. *	20,000	610,200
Network Appliance, Inc.*	67,220	1,546,060
Synopsys, Inc.*	57,700	913,391
VeriSign, Inc.*	83,680	1,663,558
		5,908,212
Computer Software - 2.08%
Skillsoft PLC ADR*	101,086	676,265

Computer Systems - 2.04%
Brocade Communications Systems, Inc.*	117,600	664,440

Electronic Equipment - 4.73%
Power-One, Inc.*	126,000	816,480
Zoran Corp.*	45,825	720,369
		1,536,849
Internet - 5.58%
eBAY, Inc.*	19,730	1,813,976

Medical - 11.23%
Advanced Neuromodulation Systems, Inc.*	15,000	455,250
Amgen, Inc.*	18,800	1,065,584
Eon Labs, Inc.*	53,200	1,154,440
Medtronic, Inc.	18,818	976,654
		3,651,928
Pharmaceutical - 4.30%
Gilead Sciences, Inc. *	37,400	1,398,012

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2004

		Market
Security	Shares	Value
Retail-Electronics - 4.21%
CDW Corp.	23,580	$ 1,368,347

Retail-Restaurant/Specialty - 14.75%
P.F. Chang's China Bistro, Inc.*	32,450	1,573,501
Panera Bread Company- Class A *	14,000	525,560
Starbucks Corp.*	31,420	1,428,353
The Cheesecake Factory, Inc.*	29,200	1,267,280
		4,794,694
Retail-Other - 17.00%
Aeropostale, Inc. *	22,000	576,400
Bed Bath & Beyond, Inc.*	34,940	1,296,623
Chico's FAS, Inc. *	37,500	1,282,500
Kohl's Corp.*	20,485	987,172
Staples, Inc.	46,400	1,383,648
		5,526,343
Semiconductors - 0.13%
HPL Technologies, Inc.*	89,500	41,170

TOTAL COMMON STOCK
(Cost - $29,247,928)		32,325,833

SHORT TERM INVESTMENT - 0.94%
Bank of New York Hamilton Fund
(Cost - $306,804)	306,804	306,804

Total Investments - 100.38%
(Cost - $29,554,732)		32,632,637
Liabilities in excess of other assets - (0.38%)		(124,754)
NET ASSETS - 100.00%		$ 32,507,883

*Non-income producing security
ADR - American Depositary Receipts
PLC - Public Limited Company

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		September 30, 2004

		Market
Security	Shares	Value
COMMON STOCK - 98.17%
Banks - 4.39%
Bank of America Corp.	180	$ 7,799

Building Materials - 18.25%
Florida Rock Industries, Inc.	211	10,337
Simpson Manufacturing Co., Inc.	195	12,324
Winnebago Industries, Inc.	283	9,803
		32,464
Chemicals - 4.75%
Dow Chemical Co.	187	8,449

Electronics - 10.69%
Dionex Corp.*	170	9,299
Woodward Governor Co.	144	9,719
		19,018
Insurance - 9.83%
Alleghany Corp.	28	7,641
Erie Indemnity Co.	193	9,847
		17,488
Medical - 6.65%
Covance, Inc.*	296	11,831

Mining - 5.30%
Goldcorp, Inc.	680	9,425

Mutual Funds - 5.02%
iShares Russell 2000 Value Index Fund	52	8,928

Oil & Gas - 10.61%
Precision Drilling Corp.*	189	10,867
Royal Dutch Petroleum Co.	155	7,998
		18,865
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2004

		Market
Security	Shares	Value
Personal & Household Products - 4.63%
Nu Skin Enterprises, Inc.	350	$ 8,228

Retail- Specialty - 4.83%
Ritchie Bros. Auctioneers, Inc.	280	8,582

Telephone - 8.86%
SBC Communications, Inc.	308	7,993
Verizon Communications, Inc.	197	7,758
		15,751
Tobacco - 4.36%
Altria Group, Inc.	165	7,762

TOTAL COMMON STOCK
(Cost - $163,099)		174,590

Total Investments - 98.17%
(Cost - $163,099)		174,590
Cash & other assets less liabilities - 1.83%		3,248
NET ASSETS - 100.00%		$ 177,838

*Non-income producing security

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)		September 30, 2004

	Bender	Montecito
	Growth Fund	Fund
Assets:
Investments in Securities at Market Value
(identified cost $29,554,732 and $163,099,
respectively) (Note 2)	$ 32,632,637	$ 174,590
Cash	-	3,242
Receivables:
Dividends and Interest	1,773	458

Total Assets	32,634,410	178,290

Liabilities:
Capital Stock Redeemed	33,285	-
Accrued Distribution Fees (Note 5)	41,918	329
Due to Advisor (Note 3)	13,759	39
Accrued Expenses and Other Liabilities	37,565	84
Total Liabilities	126,527	452

Net Assets	$ 32,507,883	$ 177,838

Class A Shares and Montecito Fund Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 201,484 and 18,073 shares
outstanding, respectively)	$ 4,162,348	$ 177,838

Net Asset Value and Redemption Price Per Class A Share
($4,162,348/201,484 shares and $177,838/18,073 shares,
respectively)	$ 20.66	$ 9.84

Offering Price Per Share ($20.66/0.9425 and
$9.84/0.9425, respectively)	$ 21.92	$ 10.44

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)		September 30, 2004

	Bender	Montecito
	Growth Fund	Fund
Class Y Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 630,796 shares outstanding)	$ 13,900,845

Net Asset Value, Offering and Redemption Price Per
Class Y Shares ($13,900,845/630,796 shares)	$ 22.04

Class C Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 707,881 shares outstanding)	$ 14,444,690

Net Asset Value and Offering Price Per Class C Share
($14,444,690/707,881 shares)	$ 20.41

Redemption Price Per Share ($20.41 X 0.99)*	$ 20.21

Composition of Net Assets:
At September 30, 2004, Net Assets consisted of:
Paid-in-Capital	$ 52,647,236	$ 177,894
Accumulated Net Investment Loss	(411,673)	(81)
Accumulated Net Realized Loss From Security Transactions	(22,805,585)	(11,466)
Net Unrealized Appreciation of Investments	3,077,905	11,491
Net Assets	$ 32,507,883	$ 177,838
________________
* For redemptions of Class C shares occurring within one year of purchase.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF OPERATIONS (Unaudited)	For the Six Months Ended September 30, 2004

	Bender	Montecito
	Growth Fund	Fund
Investment Income:
Interest Income	$ 649	$ 25
Dividend Income	41,897	947
Total Investment Income	42,546	972

Expenses (Notes 3 and 5):
Investment Advisory Fees	94,410	266
Service Fees-Class A	25,789	566
Service Fees-Class Y	105,520	-
Service Fees-Class C	121,517	-
Distribution Fees-Class A	5,861	221
Distribution Fees-Class Y	21,418	-
Distribution Fees-Class C	79,704	-
Total Expenses	454,219	1,053
Net Investment Loss	(411,673)	(81)

Net Realized and Unrealized Loss on Investments (Note 4):
Net Realized Loss From Security Transactions	(3,635,429)	(6,954)
Net Change in Net Unrealized Appreciation
(Depreciation) of Investments	(757,144)	3,346
Net Realized and Unrealized Loss on Investments	(4,392,573)	(3,608)

Net Decrease in Net Assets Resulting From Operations	$ (4,804,246)	$ (3,689)

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	September 30, 2004	March 31, 2004
	(Unaudited)
Operations:
Net Investment Loss	$ (411,673)	$ (884,821)
Net Realized Loss From Security Transactions	(3,635,429)	(21,417)
Net Change in Unrealized Appreciation
(Depreciation) of Security Transactions	(757,144)	15,550,686
Net Increase (Decrease) in Net Assets
Resulting From Operations	(4,804,246)	14,644,448

Capital Share Transactions:
Class A:
Proceeds from Shares Issued
(4,917 and 92,151 shares, respectively)	110,319	1,857,716

Cost of Shares Redeemed
(21,808 and 116,605 shares, respectively)	(483,447)	(2,434,721)
Total Class A Transactions	(373,128)	(577,005)

Class Y:
Proceeds from Shares Issued
(33,732 and 961,797 shares, respectively)	803,243	20,291,528

Cost of Shares Redeemed
(153,010 and 941,658 shares, respectively)	(3,478,228)	(20,196,337)
Total Class Y Transactions	(2,674,985)	95,191

Class C:
Proceeds from Shares Issued
(7,226 and 76,602 shares, respectively)	162,151	1,544,920

Cost of Shares Redeemed
(41,872 and 114,113 shares, respectively)	(909,887)	(2,345,828)
Total Class C Transactions	(747,736)	(800,908)

Net Decrease in Net Assets From
Capital Share Transactions	(3,795,849)	(1,282,722)

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months
	Ended	Year Ended
	September 30, 2004	March 31, 2004
	(Unaudited)

Total Increase (Decrease) in Net Assets	$ (8,600,095)	$ 13,361,726

Net Assets:
Beginning of Period	41,107,978	27,746,252
End of Period	$ 32,507,883	$ 41,107,978

The Santa Barbara Group of Mutual Funds
Montecito Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	September 30, 2004	March 31, 2004
	(Unaudited)
Operations:
Net Investment Income (Loss)	$ (81)	$ 100
Net Realized Loss From Security Transactions	(6,954)	(4,341)
Net Change in Unrealized Appreciation
of Security Transactions	3,346	55,154
Net Increase (Decrease) in Net Assets
Resulting From Operations	(3,689)	50,913

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.05
per share, respectively)	-	(1,063)

Capital Share Transactions:
Proceeds from Shares Issued
(0 and 1,107 shares, respectively)	-	10,000
Reinvestment of Dividends
(0 and 98 shares, respectively)	-	963
Cost of Shares Redeemed
(1,113 and 3,956 shares, respectively)	(10,497)	(37,490)

Net (Decrease) in Net Assets From
Capital Share Transactions	(10,497)	(26,527)

Total Increase (Decrease) in Net Assets	(14,186)	23,323

Net Assets:
Beginning of Period	192,024	168,701
End of Period	$ 177,838	$ 192,024

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Bender Growth Fund - Class A Shares
	Six Months
	Ended
	September 30,	For the Year Ended March 31,
	2004	2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$ 23.40	$ 15.36	$ 22.13	$ 22.16	$ 41.32	$ 15.44
Income (Loss) From Operations:
Net investment loss	(0.18)	(0.36)	(0.29)	(0.41)	(0.53)	(0.55)
Net gain (loss) from securities
(both realized and unrealized)	(2.56)	8.40	(6.48)	0.38	(18.63)	27.39
Total from operations	(2.74)	8.04	(6.77)	(0.03)	(19.16)	26.84

Distributions to shareholders from
net realized capital gains	-	-	-	-	-	(0.96)

Net Asset Value, End of Period	$ 20.66	$ 23.40	$ 15.36	$ 22.13	$ 22.16	$ 41.32

Total Return (b)	(11.71)%	52.34%	(30.59)%	(0.14)%	(46.37)%	181.21%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,162	$ 5,110	$ 3,729	$ 6,991	$ 8,317	$ 5,341
Ratio of expenses to
average net assets (c):
Before expense reimbursement	1.85%	1.85%	1.85%	1.85%	1.85%	1.86%
After expense reimbursement	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment loss
to average net assets (c):
Before expense reimbursement	(1.63)%	(1.73)%	(1.75)%	(1.76)%	(1.53)%	(1.56)%
After expense reimbursement	(1.63)%	(1.73)%	(1.75)%	(1.76)%	(1.53)%	(1.55)%
Portfolio turnover rate	5.73%	12.68%	19.36%	22.92%	0.82%	7.61%
__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Bender Growth Fund - Class Y Shares
	Six Months
	Ended
	September 30,	For the Year Ended March 31,
	2004	2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$ 24.98	$ 16.41	$ 23.69	$ 23.80	$ 44.59	$ 16.64
Income (Loss) From Operations:
Net investment loss	(0.21)	(0.42)	(0.33)	(0.46)	(0.60)	(0.55)
Net gain (loss) from securities
(both realized and unrealized)	(2.73)	8.99	(6.95)	0.35	(20.19)	29.46
Total from operations	(2.94)	8.57	(7.28)	(0.11)	(20.79)	28.91

Distributions to shareholders from
net realized capital gains	-	-	-	-	-	(0.96)

Net Asset Value, End of Period	$ 22.04	$ 24.98	$ 16.41	$ 23.69	$ 23.80	$ 44.59

Total Return (b)	(11.77)%	52.22%	(30.73)%	(0.46)%	(46.62)%	180.55%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,901	$18,735	$11,977	$23,387	$28,832	$ 20,302
Ratio of expenses to
average net assets (c):
Before expense reimbursement	1.98%	1.97%	2.00%	1.93%	1.92%	2.22%
After expense reimbursement	1.98%	1.97%	2.00%	1.93%	1.92%	2.13%
Ratio of net investment loss
to average net assets (c):
Before expense reimbursement	(1.75)%	(1.85)%	(1.90)%	(1.84)%	(1.60)%	(1.82)%
After expense reimbursement	(1.75)%	(1.85)%	(1.90)%	(1.84)%	(1.60)%	(1.73)%
Portfolio turnover rate	5.73%	12.68%	19.36%	22.92%	0.82%	7.61%
__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Bender Growth Fund - Class C Shares
	Six Months
	Ended
	September 30,	For the Year Ended March 31,
	2004	2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$ 23.25	$ 15.44	$ 22.54	$ 22.87	$ 43.21	$ 16.27
Income (Loss) From Operations:
Net investment loss	(0.31)	(0.61)	(0.50)	(0.67)	(0.93)	(0.73)
Net gain (loss) from securities
(both realized and unrealized)	(2.53)	8.42	(6.60)	0.34	(19.41)	28.63
Total from operations	(2.84)	7.81	(7.10)	(0.33)	(20.34)	27.90

Distributions to shareholders from
net realized capital gains	-	-	-	-	-	(0.96)

Net Asset Value, End of Period	$ 20.41	$ 23.25	$ 15.44	$ 22.54	$ 22.87	$ 43.21

Total Return (b)	(12.22)%	50.58%	(31.50)%	(1.44)%	(47.07)%	178.39%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 14,445	$17,263	$12,040	$21,416	$22,159	$ 34,556
Ratio of expenses to
average net assets (c):
Before expense reimbursement	3.02%	3.02%	3.07%	2.89%	2.80%	3.09%
After expense reimbursement	3.02%	3.02%	3.07%	2.89%	2.80%	2.98%
Ratio of net investment loss
to average net assets (c):
Before expense reimbursement	(2.80)%	(2.90)%	(2.97)%	(2.80)%	(2.48)%	(2.67)%
After expense reimbursement	(2.80)%	(2.90)%	(2.97)%	(2.80)%	(2.48)%	(2.56)%
Portfolio turnover rate	5.73%	12.68%	19.36%	22.92%	0.82%	7.61%
__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Montecito Fund
	Six Months
	Ended	Year Ended	Period Ended
	September 30,	March 31,	March 31,
	2004	2004	2003**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.01	$ 7.69	$ 10.00
Income (Loss) From Operations:
Net investment income	-	-	0.11
Net gain (loss) from securities
(both realized and unrealized)	(0.17)	2.37	(2.34)
Total from operations	(0.17)	2.37	(2.23)

Distributions to shareholders from
net investment income	-	(0.05)	(0.08)

Net Asset Value, End of Period	$ 9.84	$ 10.01	$ 7.69

Total Return (b)	(1.70)%	30.83%	(22.35)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 179	$ 192	$ 169
Ratio of expenses to average net assets (c):	1.19%	1.19%	1.19%
Ratio of net investment income (loss)
to average net assets (c):	(0.09)%	0.05%	1.29%
Portfolio turnover rate	67.84%	290.23%	0.28%

__________
** For the period April 15, 2002 (commencement of operations) through March 31, 2003.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

NOTES TO FINANCIAL STATEMENTS (Unaudited)                                                                                                                                                                                             September 30, 2004

1.

ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the “Company”), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992.  The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company with two diversified funds: the Bender Growth Fund (the “Bender Fund”) and the Montecito Fund (collectively the “Funds”).   The Bender Fund offers three classes of shares, Class A, Class Y and Class C.  Class A shares commenced operations on October 1, 1998; Class C and Class Y Shares commenced operations on December 10, 1996.  Class A shares are sold with a front-end sales charge.   Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.   Class Y shares are offered continuously at net asset value.   The Montecito Fund commenced operations on April 15, 2002 and offers a single class of shares sold with a front-end sales charge.   The investment objective of each Fund is long-term growth of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.  Securities for which current market quotations are not readily available are valued at estimated fair market value as determined in good faith by the Fund’s investment adviser (or sub-adviser), subject to the review and supervision of the Board of Directors.  Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date of the security purchase or sale.  In determining the net realized gain or loss from the sales of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities held by a Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Federal Income Taxes – The Funds have complied and will continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                          September 30, 2004

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the applicable Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the applicable Fund.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Any net realized capital gains on sales of securities are distributed annually.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Net Asset Value Per Share – The net asset value per share of each Fund is calculated each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  A sales charge may apply when purchasing Bender Fund’s Class A shares or Montecito Fund’s shares.  Bender Fund’s Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent.

Use of Estimates in the Preparation of Financial Statements – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the investment advisory agreements, investment advisory services are provided to the Company by SBG Capital Management, Inc. (the “Advisor”). Under the terms of the investment advisory agreements, the Advisor receives monthly fees calculated at the annual rates of 0.50% of the average daily net assets of the Bender Fund and the Advisor receives monthly fees calculated at the annual rates of 0.30% of the first $100 million and 0.25% of the average daily net assets over $100 million of the Montecito Fund.   For the six months ended September 30, 2004, the Advisor received advisory fees of $94,410 and $266 from Bender Fund and Montecito Fund, respectively.

The Company and the Advisor have entered into a distribution agreement with Capital Research Brokerage Services, LLC, an affiliate of the Advisor, to serve as national distributor (the “Distributor”). The Distributor selects brokers and other financial professionals to sell shares of the Funds and coordinate their marketing efforts. For the distribution and distribution support services provided by the Distributor pursuant to the terms of the agreement, the Advisor pays the distributor, on the last day of each month, an annual fee of $8,400, such fee to be paid in equal monthly installments of $700.  For the six months

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                          September 30, 2004

ended September 30, 2004, the Distributor received approximately $594 in commissions from the sale of fund shares.

The Advisor has entered into a Sub-Advisory Agreement with Robert Bender & Associates (“RBA”) on behalf of the Bender Fund.  Under the terms of the Sub-Advisory Agreement, RBA receives a monthly fee from the Advisor calculated at an annual rate of 0.40% of the average daily net assets of the Bender Fund.  No monthly fees are paid to RBA for the first $10 million in average daily net assets. The Advisor is responsible for the supervision and payment of fees to RBA in connection with its services.

Under the terms of an Operating Service Agreement, the Advisor will provide day-to-day operational services to the Bender Fund. The Operational Services Agreement provides that the Advisor pays all fees and expenses associated with the Bender Fund. Under the terms of the agreement, the Bender Fund will pay to the Advisor a monthly fee calculated at the following annual rates:

Class A	1.10% of average daily net assets
Class Y	2.00% of first $2.5 million; 1.10% in excess of $2.5 million of average daily net assets
Class C	2.00% of first $7.5 million; 1.10% in excess of $7.5 million of average daily net assets

For the six months ended September 30, 2004, the Advisor received service fees of $252,826 from the Bender Fund.

The Advisor has been responsible for the day-to-day management of the Montecito Fund since August 1, 2003.  For the six months ended September 30, 2004, the Advisor received advisory fees of $266 from the Montecito Fund.

Under the terms of an Operating Service Agreement, the Advisor will provide day-to-day operational services to the Montecito Fund. The Operational Services Agreement provides that the Advisor pays all fees and expenses associated with the Montecito Fund. Under the terms of the agreement, the Montecito Fund will pay to the Advisor a monthly fee calculated at the annual rate of 0.64% of average daily net assets.   For the six months ended September 30, 2004, the Advisor received service fees of $566 from the Montecito Fund.

Gemini Fund Services, LLC (“GFS”) serves as administrator and provides accounting services to the Funds pursuant to an administration agreement.  Under terms of such agreement, GFS is paid an annual fee which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a servicing agreement, under which GFS provides transfer agency and dividend disbursing services for the Funds.  Pursuant to the terms of the Operating Service Agreement, the Advisor pays all service fees to GFS.

The Company and The Bank of New York (the “Custodian”) are parties to a custodial agreement under which the Custodian holds cash, securities and other assets of the Funds as required by the Act.  The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                          September 30, 2004

John P. Odell and Steven W. Arnold are officers and directors of the Advisor, the Distributor and the Company.  They are also the co-owners of RBA Client Services, LLC, a firm that provides marketing services to RBA.  RBA pays RBA Client Services, LLC an ongoing asset-based fee for all advisory client relationships established as a result of the marketing efforts of RBA Client Services, LLC.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2004 were as follows:

	Purchases	Sales
Bender Fund……………………………………………………..	$2,151,069	$6,581,009
Montecito Fund…………………………….……………………	116,411	125,739

As of September 30, 2004, net unrealized appreciation and depreciation on investment securities for book and federal income tax purposes were as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation
Bender Fund……………….…....	$11,030,533	$(7,952,628)	$3,077,905
Montecito Fund…………………	12,933	(1,442)	11,491

5.

DISTRIBUTION PLANS

As noted in the Funds’ Prospectus, each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Act.  The Bender Fund plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Class A, Class Y and Class C shares to persons or institutions for performing certain servicing functions for Fund shareholders.  With respect to Class C shares, the distribution plan allows the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services.  The Montecito Fund distribution plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Fund.   For the six months ended September 30, 2004, distribution fees of $5,861, $21,418 and $79,704 were paid for Bender Fund Class A, Class Y and Class C shares, respectively and $221 was paid for the Montecito Fund shares.

6.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of September 30, 2004, Charles Schwab & Co., Inc. held 45% of the voting securities of Bender Fund Class Y shares for the benefit of others and John Odell held 28% of the voting securities of the Montecito Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2004

7.

TAX INFORMATION

In accordance with industry practice, the Bender Fund has recorded a reclassification in the capital accounts. As of March 31, 2004, the Bender Fund and Montecito Fund recorded permanent book/tax differences of $884,821 and $509, respectively, from undistributed net investment loss to paid-in-capital.  This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.

During the fiscal year ended March 31, 2004 and the fiscal period ended March 31, 2003, the Montecito Fund paid dividend distributions of $1,063 and $1,685, respectively, which were characterized as ordinary income distributions for tax purposes.

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Long Term Losses	Unrealized Appreciation
Bender Fund	$(19,170,156)	$3,835,049
Montecito Fund	(4,512)	8,145

As of March 31, 2004, the Bender Fund and Montecito Fund had, for Federal income tax purposes, capital losses which may be carried over to offset future capital gains.  To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The Bender Fund and Montecito Fund had Federal income tax capital loss carryforwards of $19,170,156 and $4,512, respectively, expiring on March 31 of the years indicated below:

	2009	2010	2011	2012
Bender Fund……………	$60,275	$14,127,445	$1,784,760	$3,197,676
MontecitoFund…………	-	-	17	4,495

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2004 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-723-8637 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Beginning in February 2005, the Company’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-723-8637.

INVESTMENT ADVISOR

SBG Capital Management, Inc.

107 South Fair Oaks Boulevard, Suite 315

Pasadena, CA 91105

SUB-ADVISOR

Robert Bender & Associates, Inc.

245 South Los Robles, Suite 620

Pasadena, CA 90272

ADMINISTRATOR

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

CUSTODIAN

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

PRINCIPAL UNDERWRITER
Capital Research Brokerage Services, LLC

107 South Fair Oaks Boulevard, Suite 315

Pasadena, CA 91105

INDEPENDENT AUDITORS

Cohen McCurdy, Ltd.

Westlake, OH 44145

For more complete information about The Bender Growth Fund and The Montecito Fund, including charges and expenses, please call (626) 844-1440 or (800) 723-8637 or write to Capital Research Brokerage Services, LLC and request a free prospectus. Read the prospectus carefully before you invest or send money. For more information about the Funds’ Board of Directors, please call or write to request the Funds’ Statement of Additional Information.

SANTA BARBARA GROUP OF MUTUAL FUNDS THE BENDER GROWTH FUND THE MONTECITO FUND SEMI-ANNUAL REPORT SEPTEMBER 30, 2004

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Submission of Matters to a Vote of Security Holders.  None

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/ John P. Odell

       John P. Odell, Co-Chairman & Co-President

Date

12/9/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

12/9/04

By (Signature and Title)

/s/ Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

12/9/04